Schedule of Fair Value Measurements (Details) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Cash	$ 17,829,149
Short-term investments	1,660,738
Long-term investment	5,203,071
Derivative liabilities	(111,913)
Total	24,581,045
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	17,829,149
Short-term investments	1,660,738
Long-term investment	5,203,071
Derivative liabilities	0
Total	24,692,958
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	0
Short-term investments	0
Long-term investment	0
Derivative liabilities	(111,913)
Total	(111,913)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	0
Short-term investments	0
Long-term investment	0
Derivative liabilities	0
Total	$ 0